Note 17 - Offsetting Assets (Details) - EUR (€) € in Millions		Dec. 31, 2024		Dec. 31, 2023
Gross amounts of financial assets [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		€ 54,483		€ 21,574
Securities borrowed		32		33
Financial assets at fair value through profit or loss		615,693		513,839
of which: Positive market values from derivative financial instruments		298,563		259,177
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		362		911
Remaining assets subject to netting		2,786		1,805
Gross amounts of financial assets [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		749		3,151
Securities borrowed		11		6
Financial assets at fair value through profit or loss		162,908		150,569
of which: Positive market values from derivative financial instruments		9,400		8,357
Loans at amortized cost		483,897		479,353
Remaining assets not subject to netting		216,430		241,373
Gross amounts of financial assets [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss		778,601		664,408
Other assets		105,704		123,694
Total assets		1,642,694		1,535,397
Gross amounts set off on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		(14,429)		(9,999)
Securities borrowed		0		0
Financial assets at fair value through profit or loss		(232,705)		(199,135)
of which: Positive market values from derivative financial instruments		(16,164)		(15,657)
Other assets		(4,526)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)				(42)
Remaining assets subject to netting				0
Gross amounts set off on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0		0
Securities borrowed		0		0
Financial assets at fair value through profit or loss		0		0
of which: Positive market values from derivative financial instruments		0		0
Loans at amortized cost				0
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		(25)
Remaining assets not subject to netting		0		0
Gross amounts set off on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss		(232,705)		(199,135)
Loans at amortized cost		0
Other assets				(8,997)
Remaining assets subject to netting		0
Total assets		(251,661)		(218,131)
Net amounts of financial assets presented on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		40,053		11,574
Securities borrowed		32		33
Financial assets at fair value through profit or loss		382,988		314,704
of which: Positive market values from derivative financial instruments		282,399		243,520
Other assets		101,178
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)				869
Remaining assets subject to netting				1,805
Net amounts of financial assets presented on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		749		3,151
Securities borrowed		11		6
Financial assets at fair value through profit or loss		162,908		150,569
of which: Positive market values from derivative financial instruments		9,400		8,357
Loans at amortized cost				479,353
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		337
Remaining assets not subject to netting		216,430		241,373
Net amounts of financial assets presented on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss		545,895		465,273
Loans at amortized cost		483,897
Other assets				114,697
Remaining assets subject to netting		2,786
Total assets		1,391,033		1,317,266
Impact of Master Netting Agreements [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0		0
Securities borrowed		0		0
Financial assets at fair value through profit or loss		(231,243)		(197,447)
of which: Positive market values from derivative financial instruments		(229,605)		195,517
Other assets		(24,750)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)				(644)
Remaining assets subject to netting				0
Impact of Master Netting Agreements [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0		0
Securities borrowed		0		0
Financial assets at fair value through profit or loss		0		0
of which: Positive market values from derivative financial instruments		0		0
Loans at amortized cost				0
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		(210)
Remaining assets not subject to netting		0		0
Impact of Master Netting Agreements [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss		(231,243)		(197,447)
Loans at amortized cost		0
Other assets				(24,019)
Remaining assets subject to netting		0
Total assets		(255,993)		(221,466)
Cash collateral [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0		0
Securities borrowed		0		0
Financial assets at fair value through profit or loss		(33,729)		(32,109)
of which: Positive market values from derivative financial instruments		(33,689)		(32,092)
Other assets		(52)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)				(79)
Remaining assets subject to netting				0
Cash collateral [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0		0
Securities borrowed		0		0
Financial assets at fair value through profit or loss		(1,303)		(1,227)
of which: Positive market values from derivative financial instruments		(1,188)		(1,101)
Loans at amortized cost				(11,317)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		(52)
Remaining assets not subject to netting		(623)		(73)
Cash collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss		(35,032)		(33,337)
Loans at amortized cost		(10,836)
Other assets				(79)
Remaining assets subject to netting		0
Total assets		(46,543)		(44,805)
Financial instrument collateral [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		(39,831)	[1]	(11,491)	[2]
Securities borrowed		(32)	[1]	(33)	[2]
Financial assets at fair value through profit or loss		(108,134)	[1]	(74,885)	[2]
of which: Positive market values from derivative financial instruments		(9,392)	[1]	(5,766)	[2]
Other assets	[1]	(30)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	[2]			(13)
Remaining assets subject to netting	[2]			0
Financial instrument collateral [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		(749)	[1]	(2,270)	[2]
Securities borrowed		0	[1]	0	[2]
Financial assets at fair value through profit or loss		(6,993)	[1]	(10,167)	[2]
of which: Positive market values from derivative financial instruments		(1,344)		(1,077)	[2]
Loans at amortized cost	[2]			(69,594)
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)	[1]	(30)
Remaining assets not subject to netting		(4,438)		(3,533)	[2]
Financial instrument collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss		(115,127)	[1]	(85,052)	[2]
Loans at amortized cost	[1]	(72,983)
Other assets	[2]			(13)
Remaining assets subject to netting	[1]	0
Total assets		(233,190)		(171,985)	[2]
Net amount [Member] | enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		223		84
Securities borrowed		0		0
Financial assets at fair value through profit or loss		9,882		10,263
of which: Positive market values from derivative financial instruments		9,713		10,145
Of which: positive market values from derivatives qualifying for hedge accounting (enforceable)		45		133
Remaining assets subject to netting		2,786		1,805
Net amount [Member] | non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Central bank funds sold and securities purchased under resale agreements		0		881
Securities borrowed		11		6
Financial assets at fair value through profit or loss		154,611		139,174
of which: Positive market values from derivative financial instruments		6,868		6,178
Loans at amortized cost		400,078		398,442
Remaining assets not subject to netting		211,369		237,767
Net amount [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Assets [Line Items]
Financial assets at fair value through profit or loss		164,494		149,437
Other assets		76,346		90,587
Total assets		€ 855,307		€ 879,010

[1]	Excludes real estate and other non-financial instrument collateral.
[2]	Excludes real estate and other non-financial instrument collateral.